Product Warranties (Tables)	12 Months Ended
Mar. 31, 2025
Guarantees [Abstract]
Changes in Product Warranty Provision
The following are the changes in the product warranty accrual:

	31 March
(Millions of US dollars)	2025	2024	2023
Balance at beginning of period	$36.2	$35.6	$37.7
Charges to cost of goods sold	3.9	3.9	1.2
Settlements made in cash or in kind	(5.9)	(3.3)	(3.3)
Balance at end of period	$34.2	$36.2	$35.6